Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current Assets:
Cash and cash equivalents			$ 3,020,000	$ 4,909,000	$ 658,000	$ 1,535,000
Subscriptions receivable					103,000
Prepaid expenses, taxes and other receivables			258,000	414,000	311,000	660,000
Clinical trial deposit			205,000	205,000	114,000	1,075,000
Total Current Assets			3,483,000	5,528,000	1,186,000	3,270,000
Property and equipment, net			657,000	674,000	699,000	709,000
Total Assets			4,140,000	6,202,000	1,885,000	3,979,000
Current Liabilities:
Accounts payable and accrued expenses			2,207,000	2,207,000	1,722,000	2,784,000
Related party payables			50,000	52,000		298,000
Total Current Liabilities			2,257,000	2,259,000	1,870,000	3,082,000
Milestone payment liability			188,000	186,000	179,000	166,000
Total Liabilities			2,445,000	2,445,000	2,049,000	3,248,000
Stockholders' equity
Common stock, $0.001 par value, 75,000,000 shares authorized; 43,680,396 and 42,323,759 shares issued and outstanding as of March 31, 2025 and December 31, 2024			2,000	2,000	10,000	2,000
Additional paid-in capital			163,445,000	153,358,000	145,090,000	141,438,000
Accumulated deficit			(162,052,000)	(159,876,000)	(155,537,000)	(151,375,000)
Accumulated other comprehensive income			21,000	21,000	21,000	21,000
Total Stockholders' Equity			1,695,000	3,757,000	(164,000)	731,000
Total liabilities and stockholders' equity			4,140,000	6,202,000	1,885,000	3,979,000
Commitments and Contingencies
Previously Reported [Member]
Stockholders' equity
Common stock, $0.001 par value, 75,000,000 shares authorized; 43,680,396 and 42,323,759 shares issued and outstanding as of March 31, 2025 and December 31, 2024				55,000
Additional paid-in capital				153,305,000
Tuhura Biosciences Inc. and Subsidiary [Member]
Current Assets:
Cash and cash equivalents	$ 8,512,824	$ 12,657,178			3,665,032
Clinical trial deposit	204,955	204,955			0
Deposits, planned business acquisition (note 1)	0	5,994,503
Other current assets	1,029,088	958,708			493,769
Stock Subsciption Receivable	2,997,547
Total Current Assets	12,539,459	19,610,389			4,158,801
Property and equipment, net	144,171	123,366			182,170
Operating right-of-use assets	122,511	199,160			20,820
Other noncurrent assets		33,769			0
Goodwill	13,554,163
In-process research and development	8,261,000
Total Assets	34,621,304	19,966,684			4,361,791
Current Liabilities:
Accounts payable and accrued expenses	12,093,163	5,170,166			3,438,559
Derivative Liability					137,000
Lease liabilities, current	124,969	159,844			20,820
Note Payable assumed from Kineta Merger	434,000
Holdback liability	2,519,644
Total Current Liabilities	15,171,776	5,330,010			3,596,379
Convertible notes payable, net					2,324,158
Lease liability, long term		42,698
Total Liabilities	15,171,776	5,372,708			5,920,537
Stockholders' equity
Common stock, $0.001 par value, 75,000,000 shares authorized; 43,680,396 and 42,323,759 shares issued and outstanding as of March 31, 2025 and December 31, 2024	49,913	42,324			12,168
Additional paid-in capital	146,438,038	125,397,691			86,887,170
Accumulated deficit	(127,316,953)	(111,124,569)			(88,474,997)
Total Stockholders' Equity	19,449,528	14,593,976		(6,958,834)	(1,558,746)
Total liabilities and stockholders' equity	34,621,304	19,966,684			4,361,791
Related Party [Member]
Current Liabilities:
Related party payables			50,000	52,000	148,000	298,000
Preferred Stock Series A [Member]
Stockholders' equity
Preferred Stock			279,000	279,000	279,000	279,000
Preferred Stock Series A [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Stockholders' equity
Preferred Stock	$ 278,530	$ 278,530
Preferred Stock Series C [Member]
Stockholders' equity
Preferred Stock			$ 13,000	$ 9,973,000	9,973,000	$ 10,366,000
Preferred Stock Series A, A 1, and B [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Stockholders' equity
Preferred Stock					$ 16,913